Tax assets and liabilities (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Expected realization of deferred tax assets
Temporary differences	R$ 23,375,600
Tax loss carry forwards	866,579
Social contribution taxes 18%	535,899
2018
Expected realization of deferred tax assets
Temporary differences	2,061,152
Tax loss carry forwards	650,509
Social contribution taxes 18%	535,899
2019
Expected realization of deferred tax assets
Temporary differences	3,995,868
Tax loss carry forwards	88,249
Social contribution taxes 18%	0
2020
Expected realization of deferred tax assets
Temporary differences	4,807,491
Tax loss carry forwards	59,473
Social contribution taxes 18%	0
2021
Expected realization of deferred tax assets
Temporary differences	4,522,575
Tax loss carry forwards	36,269
Social contribution taxes 18%	0
2022 to 2024
Expected realization of deferred tax assets
Temporary differences	4,939,011
Tax loss carry forwards	7,471
Social contribution taxes 18%	0
2025 to 2026
Expected realization of deferred tax assets
Temporary differences	2,486,246
Tax loss carry forwards	19,112
Social contribution taxes 18%	0
2026 to 2027
Expected realization of deferred tax assets
Temporary differences	563,257
Tax loss carry forwards	5,496
Social contribution taxes 18%	R$ 0